Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 16,902	$ 26,027
Restricted cash	50	1,650
Accounts receivable trade, net	625	720
Inventories	1,428	1,995
Prepaid expenses	1,661	1,096
Assets held for sale	0	28,252
Total current assets	25,929	61,644
Fixed assets:
Vessels, net	422,611	434,133
Other fixed assets, net	510	412
Total fixed assets	423,121	434,545
Other non-current assets:
Deposits assets, non-current	0	1,325
Deferred charges and other investments, non-current	8,254	10,759
Restricted cash, non-current	5,500	4,800
Prepaid expense other, non-current	3,500	0
Operating lease, right of use asset	452	499
Other non-current assets	28	28
TOTAL ASSETS	466,784	513,600
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,132 and $1,856, respectively	33,728	35,051
Debt related to assets held for sale, net of deferred finance costs of $NIL and $110, respectively	0	12,990
Current portion of convertible notes, net of deferred finance costs and debt discounts of $174 and $332, respectively	2,991	10,833
Trade accounts and other payables	5,724	7,826
Accrued liabilities	5,864	8,374
Operating lease liability	106	108
Deferred revenue	1,931	2,232
Total current liabilities	50,835	94,650
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,028 and $1,871, respectively	194,697	196,825
Operating lease liability, non-current	346	391
Deferred revenue, non-current	0	35
Total liabilities	245,878	291,901
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at June 30, 2023 and December 31, 2022, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2023 and December 31, 2022; 19,648,956 and 18,191,614 shares issued and outstanding as at June 30, 2023 and December 31, 2022, respectively	2	2
Additional paid-in capital	587,396	583,691
Accumulated deficit	(366,492)	(361,994)
Total stockholders' equity	220,906	221,699
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	466,784	513,600
Related Party [Member]
Current assets:
Other current assets	3,930	829
Current liabilities:
Other current liabilities	0	12,688
Nonrelated Party [Member]
Current assets:
Other current assets	1,333	1,075
Current liabilities:
Other current liabilities	$ 491	$ 4,548